Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Egypt LNG Shipping Ltd / Associate | Vessel management services
Transactions
Revenues	$ 752	$ 211	$ 607
Nea Dimitra Property | Office rent and utilities
Transactions
General and administrative expenses	842	754	704
Nea Dimitra Property | Other office services
Transactions
General and administrative expenses	1	3
Euronav (UK) Agencies Ltd. | Office rent and utilities
Transactions
General and administrative expenses			646
Seres S.A. | Catering services
Transactions
General and administrative expenses	281	181	196
Seres S.A. | Consultancy services
Transactions
General and administrative expenses	68	55	42
C Transport Martitime S.A.M. | Claims and insurance fee
Transactions
General and administrative expenses			54
Chartwell Management Inc. | Travel expenses
Transactions
General and administrative expenses	111	323	163
Ceres Monaco S.A.M. | Professional services
Transactions
General and administrative expenses	159
Blenheim Holdings Ltd. | Professional services
Transactions
General and administrative expenses			38
A.S. Papadimitriou and Partners Law Firm
Transactions
General and administrative expenses	15	73
A.S. Papadimitriou and Partners Law Firm | Professional services
Transactions
General and administrative expenses	15	73
The Cool Pool Limited / Joint venture
Transactions
Revenues	38,046	19,789
The Cool Pool Limited / Joint venture | Pool gross revenues
Transactions
Revenues	38,046	19,789	2,469
The Cool Pool Limited / Joint venture | Pool gross bunkers
Transactions
Voyage expenses and commissions	8,475	3,027	1,838
The Cool Pool Limited / Joint venture | Pool other voyage expenses
Transactions
Voyage expenses and commissions	647	305	20
The Cool Pool Limited / Joint venture | Adjustment for net pool allocation
Transactions
Voyage expenses and commissions	$ (7,254)	$ 4,674	$ 35